As filed with the Securities and Exchange Commission on February 4, 1997

                           Registration No. 333-12869

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ----------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. __ [ ]

                       Post-Effective Amendment No. 1 [X]

                        PIMCO FUNDS: MULTI-MANAGER SERIES
               (Exact name of Registrant as Specified in Charter)

            840 Newport Center Drive, Newport Beach, California 92660
                    (Address of Principal Executive Offices)

                                 (714) 640-3593
                        (Area Code and Telephone Number)
                                   ----------

                                 R. Wesley Burns
                      Pacific Investment Management Company
                            840 Newport Center Drive
                         Newport Beach, California 92660
                     (Name and Address of Agent for Service)

                                   Copies to:

Newton B. Schott, Jr., Esq. Jeffrey S. Puretz, Esq. Douglass N. Ellis, Jr., Esq.
c/o PIMCO Advisors L.P.     Dechert Price & Rhoads  Ropes & Gray
2187 Atlantic Street        1500 K Street, N.W.     One International Place
Stamford, CT  06902         Suite 500               Boston, MA 02110
                            Washington, D.C. 20005

                                   ----------

         It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b).
                                   ----------

         An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time. A Rule 24f-2 notice for the Registrant for the fiscal year ended June 30, 1996 was filed on August 28, 1996.

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                                                             File No. 333-12869

                        PIMCO FUNDS: MULTI-MANAGER SERIES
                          NFJ DIVERSIFIED LOW P/E FUND
                         AND CADENCE MID CAP GROWTH FUND

                                    Form N-14

                                     PART C

                                OTHER INFORMATION


Item 16.  Exhibits.

         (12) The following opinions of counsel as to tax matters and consent of counsel are filed herewith:

                (a) Opinion of counsel as to certain tax matters related to the merger of the NFJ Diversified Low P/E Fund.

                (b) Opinion of counsel as to certain tax matters related to the merger of the Cadence Mid Cap Growth Fund.

                (c)   Consent of counsel.

         (16)

                (a) Powers of Attorney for Messrs. Cvengros, Nelson, Porter and Richards were previously filed.

                (b) Power of Attorney for Messrs. Cannon, Carter and Stooks are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newport Beach in the State of California on the 31st day of January, 1997.

                                      PIMCO Funds: Multi-Manager Series


                                      WILLIAM D. CVENGROS*
                                      ___________________________________
                                      William D. Cvengros, Chairman of the
                                      Board, President and Trustee


                                      *By: /s/Teresa A. Wagner
                                       ____________________________________
                                       Teresa A. Wagner as Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

            Signature                                Title                            Date


WILLIAM D. CVENGROS*
____________________
William D. Cvengros                            Chairman of the Board,                January 31, 1997
                                               President and Trustee


/s/John P. Hardaway
____________________
John P. Hardaway                               Treasurer (Principal                  January 28, 1997
                                               Financial and
                                               Accounting Officer)


E. PHILIP CANNON*
_________________
E. Philip Cannon                               Trustee                               January 31, 1997



DONALD P. CARTER*
_________________
Donald P. Carter                               Trustee                               January 31, 1997

                                       -2-







------------------------
Gary A. Childress                              Trustee


------------------------
Gary L. Light                                  Trustee


RICHARD L. NELSON*
_______________________
Richard L. Nelson                              Trustee                               January 31, 1997


LYMAN W. PORTER*
_______________________
Lyman W. Porter                                Trustee                               January 31, 1997


------------------------
Robert A. Prindiville                          Trustee


ALAN RICHARDS*
________________________
Alan Richards                                  Trustee                               January 31, 1997


------------------------
Joel Segall                                    Trustee


W. BRYANT STOOKS*
_________________________
W. Bryant Stooks                               Trustee                               January 31, 1997


------------------------
Gerald M. Thorne                               Trustee



*By:/s/Teresa A. Wagner
__________________________
       Teresa A. Wagner as
       Attorney-in-Fact



                                                   EXHIBIT LIST

Exhibit No.                Exhibit Name

12(a)                      Opinion of counsel as to certain tax matters related to the merger of the
                           NFJ Diversified Low P/E Fund.

12(b)                      Opinion of counsel as to certain tax matters related to the merger of the
                           Cadence Mid Cap Growth Fund.

12(c)                      Consent of counsel.

16(b)                      Power of Attorney for Messrs. Cannon, Carter and Stooks.

                                                      -4-


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